Note 52 Other services rendered (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other services rendered [Line Items]
Firms belonging to the kpmg worldwide organization	€ 0.2	€ 0.4	€ 0.3